Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Income Taxes
Change in valuation allowance	$ 2,345,773	$ 0
Research and development	0	0
Net operating losses	822,963	0
Federal income tax liabilities, subject limitations	$ 1,100,000	1,100,000
California income tax rate	8.84%
Uncertain tax positions	$ 0	0	$ 0
Accrued interest or penalties	0	0
Income tax obligations	$ 0	$ 0